Related Party Transactions - Schedule of Related Parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Bright Forward Technology Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors		560,269
Nature of transaction	Purchase of goods
Related parties amount	$ 1,101,629	$ 613,242
K-Mark Industrial Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors
Nature of transaction	Purchase of goods
Related parties amount	$ 317,060	1,332,609
River Star Investment Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors		40,817
Nature of transaction	Purchase of property, plant and equipment
Related parties amount
Goldin Enterprise Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors		84,186
Nature of transaction	Payments of lease liabilities
Related parties amount		92,027
Remarkable Group Holdings Limited [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors		15,307
Nature of transaction	Payments of short-term leases
Related parties amount
Remarkable Group Holdings Limited One [Member]
Schedule of Related Parties [Line Items]
Relationship	Related company with common directors
Nature of transaction	Payments of lease liabilities
Related parties amount		$ 15,338